SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Product Information [Line Items]
Allowance for doubtful accounts	$ 0	$ 0
Revenues	9,842	715,288
Tax penalties	0	0
Uncertain tax positions	$ 0	$ 0
Hong Kong, Dollars
Product Information [Line Items]
Exchange rate	121.3150	118.3950
Foreign currency translation rate	120.6940	114.2700
Malaysia, Ringgits
Product Information [Line Items]
Exchange rate	0.24663	0.22387
Foreign currency translation rate	0.23364	0.21872
White Label Solutions Revenue [Member]
Product Information [Line Items]
Revenues	$ 195,049